Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

Note 14 – Income Taxes

The Company conducts its major businesses in Malaysia and is subject to tax in this jurisdiction. During the years ended December 31, 2024 and 2023, all taxable income of the Company is generated in Malaysia.

Provision for income taxes consisted of the following:

	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Current:
- BVI	$-	$-
- Malaysia	$-	$12,409

Deferred:
- BVI	$-	$-
- Malaysia	$-	$-
	$-	$12,409

A summary of loss before income taxes was comprised of the following:

	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Tax jurisdictions from:
- BVI	$(157,680)	$(366,738)
- Malaysia	$(986,990)	$(1,307,754)
Loss before income taxes	$(1,144,670)	$(1,674,492)

The following table summarizes a reconciliation of the Company’s statutory income tax rate to the Company’s effective tax rate as a percentage of income from continuing operations before taxes:

	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Statutory tax rate	(24.0)%	(24.0)%
Impairment of goodwill, intangible assets, and investments	-%	-%
Change in income tax valuation allowance	24.0%	24.0%
Effective tax rate	0.0%	0.0%

BVI

The British Virgin Islands (BVI) does not impose corporate income tax under its territorial tax system. As such, our company operating in the BVI are generally exempt from tax on profits, capital gains, dividends, and investment income.

Malaysia

The Company’s subsidiaries operating in Malaysia are subject to the Malaysian Income Tax Act 1967, under which the standard corporate income tax rate is 24% on chargeable income for the year. Deferred tax assets have not been recognized because it is not more likely than not that the Company will generate sufficient future taxable income to realize the benefits of those assets.

Labuan, Malaysia

The Company’s subsidiary operating in Labuan, Malaysia is classified as a non-trading (investment holding) entity and is therefore exempt from income tax under the Labuan Business Activity Tax Act 1990, subject to compliance with the minimum substance requirements.